SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 10: -   SUBSEQUENT EVENTS

1.
On April 21, 2025, the Company announced the acquisition of most of the activity of Lavie Bio Ltd., by Dead Sea Works Ltd., an affiliate of ICL, for an aggregate consideration of $15,250. In addition, ICL agreed to acquire Evogene’s MicroBoost AI Tech-Engine for the agriculture field for approximately $3,464. As part of the transaction Lavie Bio Ltd. will redeem the SAFE which was made by an ICL affiliate at the amount of $10,000. On July 8, 2025 the Company announced the closing of this transaction.

2.
On July 30, 2025 Finally Foods Ltd. announced the completion of a $1.2 million funding round led by The Central Bottling Company (Coca-Cola Israel), with participation from the Israel Innovation Authority. In addition, a commercial agreement was signed between the companies. As a result, the Company’s holdings in Finally Foods Ltd.’s share capital reduced to approximately 31.76%  of a fully diluted basis.